FRANKLIN INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.4%
COMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 1.6%
Bezeq The Israeli Telecommunication Corp. Ltd.	300,000	$366,520	(a)
Koninklijke KPN NV	224,915	802,941	(a)
Orange SA	55,000	642,754	(a)
Telefonica SA	210,000	852,592	(a)

Total Diversified Telecommunication Services		2,664,807

Entertainment - 0.3%
NetEase Inc.	24,800	480,349	(a)

Interactive Media & Services - 0.8%
Auto Trader Group PLC	50,549	392,489	(a)
Kakaku.com Inc.	18,000	259,291	(a)
Rightmove PLC	110,933	736,956	(a)

Total Interactive Media & Services		1,388,736

Media - 1.0%
Publicis Groupe SA	7,300	585,871	(a)
Vivendi SE	46,000	422,302	(a)
WPP PLC	55,077	577,306	(a)

Total Media		1,585,479

TOTAL COMMUNICATION SERVICES		6,119,371

CONSUMER DISCRETIONARY - 13.8%
Automobile Components - 1.0%
Cie Generale des Etablissements Michelin SCA	16,948	501,344	(a)
Continental AG	8,033	606,896	(a)
Niterra Co. Ltd.	27,000	541,718	(a)

Total Automobile Components		1,649,958

Automobiles - 3.7%
Bayerische Motoren Werke AG	5,000	615,036	(a)
Honda Motor Co. Ltd.	37,400	1,132,991	(a)
Isuzu Motors Ltd.	43,900	532,561	(a)
Mazda Motor Corp.	95,000	918,098	(a)
Mercedes-Benz Group AG	20,335	1,636,790	(a)
Toyota Motor Corp.	53,645	862,187	(a)
Volkswagen AG	2,300	384,442	(a)

Total Automobiles		6,082,105

Broadline Retail - 0.8%
Dollarama Inc.	7,000	474,082
Next PLC	10,168	891,593	(a)

Total Broadline Retail		1,365,675

See Notes to Schedule of Investments.

Franklin International Equity Fund 2023 Quarterly Report	1

FRANKLIN INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	SHARES	VALUE
Distributors - 0.4%
Inchcape PLC	62,956	$623,044	(a)

Diversified Consumer Services - 0.3%
Pearson PLC	45,000	471,773	(a)

Hotels, Restaurants & Leisure - 1.2%
Compass Group PLC	33,000	924,104	(a)
InterContinental Hotels Group PLC	9,524	658,361	(a)
La Francaise des Jeux SAEM	12,000	472,305	(a)

Total Hotels, Restaurants & Leisure		2,054,770

Household Durables - 0.5%
Sony Group Corp.	9,542	861,358	(a)

Leisure Products - 0.5%
Sankyo Co. Ltd.	18,500	748,259	(a)

Specialty Retail - 0.9%
Industria de Diseno Textil SA	24,572	953,094	(a)
JD Sports Fashion PLC	273,197	507,490	(a)

Total Specialty Retail		1,460,584

Textiles, Apparel & Luxury Goods - 4.5%
Burberry Group PLC	25,643	691,938	(a)
Cie Financiere Richemont SA, Registered Shares	9,524	1,617,823	(a)
Hermes International	739	1,606,379	(a)
LVMH Moet Hennessy Louis Vuitton SE	2,033	1,916,941	(a)
Pandora A/S	9,302	831,428	(a)
Swatch Group AG, Registered Shares	11,862	652,351	(a)

Total Textiles, Apparel & Luxury Goods		7,316,860

TOTAL CONSUMER DISCRETIONARY		22,634,386

CONSUMER STAPLES - 10.5%
Beverages - 1.2%
Diageo PLC	25,643	1,102,418	(a)
Kirin Holdings Co. Ltd.	32,000	467,286	(a)
Remy Cointreau SA	2,564	411,575	(a)

Total Beverages		1,981,279

Consumer Staples Distribution & Retail - 4.1%
Carrefour SA	36,879	698,884	(a)
Empire Co. Ltd., Class A Shares	33,100	940,217
George Weston Ltd.	7,600	898,518
Jeronimo Martins SGPS SA	30,177	831,334	(a)
Koninklijke Ahold Delhaize NV	25,885	882,498	(a)
Lawson Inc.	12,700	563,115	(a)
Loblaw Cos. Ltd.	9,300	851,409

See Notes to Schedule of Investments.

2	Franklin International Equity Fund 2023 Quarterly Report

FRANKLIN INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	SHARES	VALUE
Consumer Staples Distribution & Retail - (continued)
Marks & Spencer Group PLC	190,000	$465,733	*(a)
Tesco PLC	177,946	561,339	(a)

Total Consumer Staples Distribution & Retail		6,693,047

Food Products - 2.8%
Nestle SA, Registered Shares	22,777	2,739,882	(a)
Saputo Inc.	15,000	336,064
Toyo Suisan Kaisha Ltd.	12,900	581,944	(a)
WH Group Ltd.	411,173	218,980	(a)
Yakult Honsha Co. Ltd.	12,100	765,277	(a)

Total Food Products		4,642,147

Personal Care Products - 1.8%
Kao Corp.	8,500	308,464	(a)
L’Oreal SA	3,966	1,850,044	(a)
Unilever PLC, Euronext Amsterdam	15,251	794,911	(a)

Total Personal Care Products		2,953,419

Tobacco - 0.6%
Japan Tobacco Inc.	45,100	987,960	(a)

TOTAL CONSUMER STAPLES		17,257,852

ENERGY - 5.0%
Oil, Gas & Consumable Fuels - 5.0%
BP PLC	250,000	1,455,595	(a)
Eni SpA	92,855	1,336,777	(a)
Equinor ASA	25,394	739,445	(a)
Imperial Oil Ltd.	15,000	767,465
Repsol SA	82,891	1,205,566	(a)
Shell PLC, AEX	16,713	503,449	(a)
Shell PLC, LSE	33,689	1,005,000	(a)
TotalEnergies SE	20,779	1,192,811	(a)

TOTAL ENERGY		8,206,108

FINANCIALS - 16.6%
Banks - 9.2%
Banco Bilbao Vizcaya Argentaria SA	100,000	768,270	(a)
Banco do Brasil SA	80,000	827,033
Banco Santander SA	372,829	1,380,265	(a)
Bank Leumi Le-Israel BM	75,000	562,020	(a)
Barclays PLC	415,197	811,125	(a)
BNP Paribas SA	11,500	725,719	(a)
Commerzbank AG	82,000	909,040	(a)
Erste Group Bank AG	15,000	526,168	(a)
Hana Financial Group Inc.	12,000	358,230	(a)

See Notes to Schedule of Investments.

Franklin International Equity Fund 2023 Quarterly Report	3

FRANKLIN INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	SHARES	VALUE
Banks - (continued)
HSBC Holdings PLC	180,000	$1,425,212	(a)
ING Groep NV	62,278	839,607	(a)
Lloyds Banking Group PLC	1,909,013	1,058,259	(a)
NatWest Group PLC	212,440	649,321	(a)
Nordea Bank Abp	55,000	599,097	(a)
Societe Generale SA	32,970	857,426	(a)
Sumitomo Mitsui Financial Group Inc.	29,200	1,251,496	(a)
UniCredit SpA	68,000	1,581,243	(a)

Total Banks		15,129,531

Capital Markets - 1.2%
3i Group PLC	36,633	908,021	(a)
Deutsche Bank AG, Registered Shares	58,614	616,195	(a)
SBI Holdings Inc.	22,900	441,648	(a)

Total Capital Markets		1,965,864

Insurance - 6.2%
AIA Group Ltd.	45,000	457,042	(a)
Allianz SE, Registered Shares	7,795	1,815,640	(a)
Aviva PLC	120,000	603,751	(a)
Dai-ichi Life Holdings Inc.	35,000	665,697	(a)
Direct Line Insurance Group PLC	188,350	325,653	(a)
Fairfax Financial Holdings Ltd.	700	524,328
Japan Post Insurance Co. Ltd.	35,600	535,030	(a)
MS&AD Insurance Group Holdings Inc.	18,900	669,292	(a)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	4,380	1,644,307	(a)
NN Group NV	18,767	694,711	(a)
Samsung Fire & Marine Insurance Co. Ltd.	2,323	405,376	(a)
SCOR SE	20,724	609,233	(a)
Swiss Re AG	5,200	523,967	(a)
T&D Holdings Inc.	43,000	630,631	(a)

Total Insurance		10,104,658

TOTAL FINANCIALS		27,200,053

HEALTH CARE - 12.5%
Biotechnology - 0.7%
CSL Ltd.	1,739	322,026	(a)
Genmab A/S	2,118	802,632	*(a)

Total Biotechnology		1,124,658

See Notes to Schedule of Investments.

4	Franklin International Equity Fund 2023 Quarterly Report

FRANKLIN INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - 0.8%
Hoya Corp.	5,700	$682,098	(a)
Inmode Ltd.	17,000	634,950	*

Total Health Care Equipment & Supplies		1,317,048

Health Care Providers & Services - 0.2%
Sonic Healthcare Ltd.	14,653	348,473	(a)

Life Sciences Tools & Services - 0.3%
QIAGEN NV	11,000	494,450	*(a)

Pharmaceuticals - 10.5%
Astellas Pharma Inc.	51,000	759,516	(a)
AstraZeneca PLC	9,439	1,353,121	(a)
Chugai Pharmaceutical Co. Ltd.	29,700	845,827	(a)
GSK PLC	58,400	1,034,998	(a)
Ipsen SA	4,800	577,806	(a)
Nippon Shinyaku Co. Ltd.	8,000	327,310	(a)
Novartis AG, Registered Shares	28,000	2,822,944	(a)
Novo Nordisk A/S, Class B Shares	24,719	3,993,103	(a)
Ono Pharmaceutical Co. Ltd.	26,000	469,129	(a)
Otsuka Holdings Co. Ltd.	18,500	678,611	(a)
Roche Holding AG	8,500	2,596,496	(a)
Sanofi	12,000	1,291,869	(a)
Shionogi & Co. Ltd.	13,300	560,987	(a)

Total Pharmaceuticals		17,311,717

TOTAL HEALTH CARE		20,596,346

INDUSTRIALS - 16.3%
Aerospace & Defense - 1.6%
Airbus SE	6,594	953,372	(a)
BAE Systems PLC	36,000	424,485	(a)
Bombardier Inc., Class B Shares	9,500	468,349	*
Thales SA	5,000	749,144	(a)

Total Aerospace & Defense		2,595,350

Air Freight & Logistics - 0.5%
DSV A/S	4,300	903,179	(a)

Building Products - 0.7%
Cie de Saint-Gobain	19,942	1,214,197	(a)

Construction & Engineering - 0.7%
ACS Actividades de Construccion y Servicios SA	16,341	574,612	(a)
Taisei Corp.	16,000	559,014	(a)

Total Construction & Engineering		1,133,626

Electrical Equipment - 0.5%
Legrand SA	7,700	763,870	(a)

See Notes to Schedule of Investments.

Franklin International Equity Fund 2023 Quarterly Report	5

FRANKLIN INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	SHARES	VALUE
Ground Transportation - 0.3%
TFI International Inc.	4,000	$455,724

Industrial Conglomerates - 1.5%
Jardine Cycle & Carriage Ltd.	14,300	368,740	(a)
Jardine Matheson Holdings Ltd.	13,400	679,517	(a)
Siemens AG, Registered Shares	6,270	1,045,214	(a)
Smiths Group PLC	22,338	467,350	(a)

Total Industrial Conglomerates		2,560,821

Machinery - 2.1%
ANDRITZ AG	11,739	654,682	(a)
CNH Industrial NV	47,776	689,055	(a)
GEA Group AG	19,488	815,886	(a)
Georg Fischer AG, Registered Shares	5,857	440,508	(a)
Mitsubishi Heavy Industries Ltd.	10,000	467,053	(a)
NGK Insulators Ltd.	29,200	348,868	(a)

Total Machinery		3,416,052

Marine Transportation - 0.7%
A.P. Moller-Maersk A/S, Class B Shares	220	386,814	(a)
Kuehne + Nagel International AG, Registered Shares	2,542	753,009	(a)

Total Marine Transportation		1,139,823

Passenger Airlines - 1.4%
Air Canada	30,600	577,236	*
Deutsche Lufthansa AG, Registered Shares	49,036	502,793	*(a)
Qantas Airways Ltd.	150,000	621,618	*(a)
Singapore Airlines Ltd.	108,000	572,187	(a)

Total Passenger Airlines		2,273,834

Professional Services - 1.4%
Bureau Veritas SA	25,821	708,400	(a)
Recruit Holdings Co. Ltd	16,000	510,645	(a)
Wolters Kluwer NV	8,792	1,116,351	(a)

Total Professional Services		2,335,396

Trading Companies & Distributors - 4.1%
Bunzl PLC	23,026	877,477	(a)
Ferguson PLC	4,000	631,806	(a)
Howden Joinery Group PLC	85,000	694,482	(a)
Marubeni Corp.	60,000	1,022,640	(a)
Mitsubishi Corp.	30,845	1,491,260	(a)
Mitsui & Co. Ltd.	36,999	1,400,332	(a)
Rexel SA	22,499	556,039	(a)

Total Trading Companies & Distributors		6,674,036

See Notes to Schedule of Investments.

6	Franklin International Equity Fund 2023 Quarterly Report

FRANKLIN INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	SHARES	VALUE
Transportation Infrastructure - 0.8%
Aena SME SA	2,849	$461,101	(a)
Kamigumi Co. Ltd.	36,400	825,331	(a)

Total Transportation Infrastructure		1,286,432

TOTAL INDUSTRIALS		26,752,340

INFORMATION TECHNOLOGY - 8.2%
Communications Equipment - 0.9%
Nokia oyj	180,097	754,581	(a)
Telefonaktiebolaget LM Ericsson, Class B Shares	121,844	662,014	(a)

Total Communications Equipment		1,416,595

Electronic Equipment, Instruments & Components - 0.7%
Hirose Electric Co. Ltd.	4,000	532,538	(a)
TDK Corp.	16,500	643,580	(a)

Total Electronic Equipment, Instruments & Components		1,176,118

IT Services - 0.2%
Wix.com Ltd.	5,300	414,672	*

Semiconductors & Semiconductor Equipment - 3.7%
ASML Holding NV	5,630	4,083,600	(a)
Infineon Technologies AG	14,000	576,551	(a)
STMicroelectronics NV	15,000	748,101	(a)
Tokyo Electron Ltd.	5,100	734,545	(a)

Total Semiconductors & Semiconductor Equipment		6,142,797

Software - 1.9%
Check Point Software Technologies Ltd.	8,054	1,011,744	*
Monday.com Ltd.	3,000	513,660	*
Open Text Corp.	10,800	449,202
SAP SE	7,979	1,089,990	(a)

Total Software		3,064,596

Technology Hardware, Storage & Peripherals - 0.8%
Logitech International SA, Registered Shares	13,557	809,152	(a)
Seiko Epson Corp.	29,000	452,753	(a)

Total Technology Hardware, Storage & Peripherals		1,261,905

TOTAL INFORMATION TECHNOLOGY		13,476,683

MATERIALS - 6.7%
Chemicals - 3.3%
Air Liquide SA	3,600	645,606	(a)
K+S AG, Registered Shares	19,534	340,621	(a)
Mitsubishi Gas Chemical Co. Inc.	42,300	616,196	(a)
Nitto Denko Corp.	10,200	757,102	(a)
Orica Ltd.	44,000	435,897	(a)
Shin-Etsu Chemical Co. Ltd.	50,000	1,670,898	(a)

See Notes to Schedule of Investments.

Franklin International Equity Fund 2023 Quarterly Report	7

FRANKLIN INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	SHARES	VALUE
Chemicals - (continued)
Solvay SA	4,619	$516,497	(a)
Yara International ASA	13,188	465,957	(a)

Total Chemicals		5,448,774

Construction Materials - 0.3%
Heidelberg Materials AG	7,000	575,670	(a)

Metals & Mining - 3.1%
ArcelorMittal SA	16,460	449,097	(a)
BHP Group Ltd.	37,492	1,118,949	(a)
BlueScope Steel Ltd.	30,000	412,885	(a)
Evraz PLC	161,909	0	*(a)(b)(c)
Glencore PLC	110,000	623,687	(a)
JFE Holdings Inc.	42,200	603,315	(a)
Rio Tinto PLC	12,000	762,597	(a)
South32 Ltd.	225,000	566,459	(a)
Teck Resources Ltd., Class B Shares	12,000	504,910

Total Metals & Mining		5,041,899

TOTAL MATERIALS		11,066,343

REAL ESTATE - 2.0%
Diversified REITs - 0.3%
Stockland	197,823	531,804	(a)

Office REITs - 0.2%
Dexus	70,000	364,547	(a)

Real Estate Management & Development - 1.2%
CK Asset Holdings Ltd.	146,500	814,065	(a)
Daito Trust Construction Co. Ltd.	6,500	658,487	(a)
Swire Pacific Ltd., Class A Shares	60,000	460,961	(a)

Total Real Estate Management & Development		1,933,513

Retail REITs - 0.3%
Klepierre SA	18,317	455,071	(a)

TOTAL REAL ESTATE		3,284,935

UTILITIES - 3.1%
Electric Utilities - 0.9%
Endesa SA	25,000	537,191	(a)
Iberdrola SA	65,940	861,097	(a)

Total Electric Utilities		1,398,288

Gas Utilities - 1.1%
AltaGas Ltd.	21,000	377,279
Snam SpA	120,000	627,162	(a)
Tokyo Gas Co. Ltd.	36,600	798,525	(a)

Total Gas Utilities		1,802,966

See Notes to Schedule of Investments.

8	Franklin International Equity Fund 2023 Quarterly Report

FRANKLIN INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY		SHARES	VALUE
Multi-Utilities - 1.1%
Centrica PLC		659,411	$1,039,722	(a)
Engie SA		50,839	846,617	(a)

Total Multi-Utilities			1,886,339

TOTAL UTILITIES			5,087,593

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $148,054,159)			161,682,010

	RATE
SHORT-TERM INVESTMENTS - 1.2%
Invesco Treasury Portfolio, Institutional Class (Cost - $1,969,216)	5.035%	1,969,216	1,969,216	(d)

TOTAL INVESTMENTS - 99.6% (Cost - $150,023,375)			163,651,226
Other Assets in Excess of Liabilities - 0.4%			686,792

TOTAL NET ASSETS - 100.0%			$164,338,018

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Value is less than $1.

(d)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

AEX	— Amsterdam Stock Exchange
LSE	— London Stock Exchange

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Franklin International Equity Fund 2023 Quarterly Report	9

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Franklin International Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to

10

Notes to Schedule of Investments (unaudited) (continued)

the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

11

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$474,082	$22,160,304	—		$22,634,386
Consumer Staples	3,026,208	14,231,644	—		17,257,852
Energy	767,465	7,438,643	—		8,206,108
Financials	1,351,361	25,848,692	—		27,200,053
Health Care	634,950	19,961,396	—		20,596,346
Industrials	1,501,309	25,251,031	—		26,752,340
Information Technology	2,389,278	11,087,405	—		13,476,683
Materials	504,910	10,561,433	$0	**	11,066,343
Utilities	377,279	4,710,314	—		5,087,593
Other Common Stocks	—	9,404,306	—		9,404,306

Total Long-Term Investments	11,026,842	150,655,168	0	**	161,682,010

Short-Term Investments†	1,969,216	—	—		1,969,216

Total Investments	$12,996,058	$150,655,168	$0	**	$163,651,226

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

**	Amount represents less than $1.

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